Subsequent events (Q3)	9 Months Ended
Apr. 30, 2025
Subsequent events [Abstract]
Subsequent events
18.	Subsequent events
Issuance of shares
In May 2025, the Company issued 3,346,000 shares in accordance with the ELOC Agreement with Helena I (Note 7) for gross proceeds of $1,051,857.
Return of carbon credits and cancellation of shares
On May 6, 2025, the Company entered into an agreement with a vendor of carbon credits for the return of the 1,500,000 consideration shares received for cancellation in return for the carbon credits (Note 5).